Related Party Transactions - Schedule of significant related party transactions, lease transactions - Narrative (Details)	6 Months Ended
Jun. 30, 2024
CyberLink | Minimum
Related Party Transactions
Lease rental contractual period	1 year
CyberLink | Maximum
Related Party Transactions
Lease rental contractual period	2 years
CyberLink-Japan | Minimum
Related Party Transactions
Lease rental contractual period	1 year
CyberLink-Japan | Maximum
Related Party Transactions
Lease rental contractual period	2 years